Income taxes - Settlement program (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) installment	Dec. 31, 2018 USD ($)
Income taxes
Income tax and social contribution settlement liability	$ 3,907	$ 4,349
Current income tax and social contribution settlement liability	431	432
Non-current income tax and social contribution settlement liability	$ 3,476	$ 3,917
Remaining monthly installments of settlement liability | installment	106
SELIC rate (in percentage)	4.50%	6.50%